Note 7 - Right-of-use Asset and Lease Obligation (Tables)	3 Months Ended
Mar. 31, 2021
Statement Line Items [Line Items]
Disclosure of maturity analysis of operating lease payments [text block]
Less than 1 year	$-
Between 1 and 5 years	-
$-

Disclosure of lease liabilities [text block]
Lease Obligation
Lease obligation as of January 1, 2020	$574,762
Accretion on lease liability	11,178
Lease payment	(29,399)
Lease obligation at March 31, 2020	556,541
Accretion on lease liability	31,304
Lease payment	(88,199)
Adjustment from lease reassessment	(480,046)
Lease obligation at December 31, 2020	$19,600
Lease payment	(19,600)
Lease obligation at March 31, 2021	$-

Disclosure of quantitative information about right-of-use assets [text block]
Office Lease
Right-of-use assets at January 1, 2020	$514,181
Depreciation on right-of-use assets	(22,469)
Right-of-use assets at March 31, 2020	491,712
Adjustment from lease reassessment	(480,047)
Depreciation on right-of-use assets	5,123
Right-of-use assets at December 31, 2020	$16,788
Depreciation on right-of-use assets	(16,788)
Right-of-use assets at March 31, 2021	$-